FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Percentage of decrease in risk assumption	1.00%
Decrease in interest income due possible decrease in risk assumption	$ 164	$ 204
Decrease in interest expense due possible decrease in risk assumption	$ 97	95
Percentage of increase in risk assumption	1.00%
Increase in interest income due possible decrease in risk assumption	$ 178
Increase in interest expense due possible decrease in risk assumption		97
Secured Term Loan [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Amount of risk exposure	9,739	9,500
Cash and Restricted Short Term Investments [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Amount of risk exposure	$ 16,354	$ 20,444